Stockholders' Equity - Common Stock (Details Textual 3) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							0 Months Ended					0 Months Ended							1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 10, 2013	Nov. 12, 2013	Apr. 26, 2013 Employee	Dec. 31, 2010	Aug. 15, 2013 Purchase Agreement	Mar. 31, 2014 Purchase Agreement	Dec. 31, 2013 Purchase Agreement	Aug. 21, 2013 Purchase Agreement Private placement	Aug. 15, 2013 Purchase Agreement Private placement	Nov. 15, 2012 Series C Preferred Stock Sigma Agreement Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC	Dec. 10, 2013 Series E Preferred Stock	Nov. 12, 2013 Series E Preferred Stock	Apr. 26, 2013 Common Stock	Apr. 26, 2013 Common Stock Selling, General and Administrative Expenses	Aug. 15, 2013 Investor Warrants	Aug. 15, 2013 Investor Warrants Purchase Agreement	Aug. 21, 2013 Investor Warrants Purchase Agreement	Mar. 31, 2014 Placement agent warrants	Dec. 31, 2013 Placement agent warrants	Mar. 31, 2014 Warrants	Aug. 16, 2013 Warrants Purchase Agreement	Jul. 31, 2012 Illume Mobile Common Stock Asset purchase agreement	Jun. 04, 2012 Apex Common Stock	Dec. 31, 2013 Apex Common Stock Selling, General and Administrative Expenses	Apr. 26, 2013 Apex Common Stock Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses																175,364			70,207									617,284	325,000
Value of shares issued as consideration for acquisition related expenses																												$ 698,000		$ 341,000	$ 83,000
Aggregate number of common stock sold														333,333	2,594,000							2,594,000	333,333
Sale of stock price per Share														$ 0.60	$ 0.60							$ 0.60	$ 0.60
Exercise price of warrants								0.50														1.00		0.60	0.60
Purchase of aggregate shares by investor warrants sold															1,297,000							1,297,000
Term of warrants											5 years										5 years			5 years	5 years
Gross proceeds from private placement				403,000																		1,556,400	200,000
Investor warrants sold														166,667									166,667
Common stock purchase price per share, Minimum												$ 0.60	$ 0.60
Common Stock, Shares Authorized		100,000,000		100,000,000	100,000,000		1,000,000			1,000,000
Common stock deemed dividend				263,000		[1]
Common stock, shares issued		12,883,446		12,883,446	9,300,439												585,467
Conversion Price Per Share																		$ 0.50
Placement agent commision, Value																								175,600	175,600
Placement agent fees percentage																								10.00%	10.00%		10.00%
Common stock purchased by Warrants																								292,733	292,733
Gross proceeds from warrants offering				1,099,000																						1,700,000
Issuance costs, Net																										200,000
Change in fair value of warrants		251,000		296,000														278,000								1,100,000
Balance of warrant liability recorded as equity																										400,000
Common stock issued as an antidilution adjustment					173,000											174,000
Number of employees									3
Common stock issued during period, shares	153,883																585,467		70,207	83,000
Common stock issued during period, value	$ 354,000			$ 3,493,000	$ 6,023,000												$ 263,000

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.